Alger Focus Equity Fund Expense Example - Class Y Shares [Member] - Alger Focus Equity Fund - Class Y	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 62
Expense Example, with Redemption, 3 Years	203
Expense Example, with Redemption, 5 Years	359
Expense Example, with Redemption, 10 Years	$ 814